Financial instruments	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value
The Company measures the fair value of certain of its financial assets and financial liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value. The different levels of the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Other techniques for which inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability;
Level 3: Techniques which use inputs that have a significant effect on the recognized fair value that require the Company to use its own assumptions about market participant assumptions.
The Company estimated the fair value of its financial instruments as described below.
The fair value of cash and cash equivalents, trade receivables and trade payables and accrued liabilities is considered to be equal to their respective carrying values due to their short-term maturities.
Recurring fair value measurements
The fair value of foreign exchange forward contracts was determined based on Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations represent the discounted future settlement amounts based on current market rates.
The fair value of merchant cash advances was determined based on Level 3 inputs by calculating the present value of the future estimated cash flows based on the terms of the agreements. Key assumptions for the fiscal year ended March 31, 2026 include an average repayment period of 7 months, an average discount rate over the repayment period of 14%, and amounts deemed uncollectible, which amounts include write-offs, of $12,205. No reasonably possible change in the key assumptions would lead to a significant change in the fair value of merchant cash advances due to their expected short-term repayment periods.
The movement in the merchant cash advances is as follows:

	2026	2025
	$	$

Balance - Beginning of fiscal year	106,169	74,236
Principal issued	358,827	276,165
Amounts collected	(384,310)	(266,904)
Transaction-based revenues from fees collected incorporating fair value movement	49,961	35,175
General & administrative expenses from amounts deemed uncollectible	(12,205)	(12,503)

Balance - End of fiscal year	118,442	106,169
As at March 31, 2026 and 2025, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2026			March 31, 2025

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	453,906	453,906	Level 1	558,469	558,469
Restricted cash and restricted deposits	Level 1	2,230	2,230	Level 1	1,874	1,874
Merchant cash advances	Level 3	118,442	118,442	Level 3	106,169	106,169
Liabilities:
Foreign exchange forward contracts	Level 2	238	238	Level 2	2,496	2,496
Credit and concentration risk
The Company’s credit risk is primarily attributable to its cash and cash equivalents, trade and other receivables and merchant cash advances. Credit risk with respect to cash and cash equivalents is managed by maintaining balances only with high credit quality financial institutions. The Company does not hold any collateral as security. The Company does not generally require a guarantee from its customers for trade receivables.
Due to the Company’s diverse customer base, there is no particular concentration of credit risk related to the Company’s trade receivables and merchant cash advances. Moreover, trade receivables and merchant cash advances are managed and analyzed on an ongoing basis to ensure timely collection of amounts.
The Company maintains a loss allowance for a portion of trade receivables when collection becomes doubtful on the basis described in note 3. As described in that note, the ECL includes forward-looking factors specific to the debtors and the economic environment.
In the fiscal year ended March 31, 2026, potential effects from uncertainty in the macroeconomic environment on the Company's credit risk have been considered and have resulted in an increase to its allowance for ECLs from what the allowance would have been without factoring in these effects. The Company continues to monitor macroeconomic conditions and any resulting impacts on the Company's credit risk.
Changes in the loss allowance were as follows:

	2026	2025
	$	$

Balance – Beginning of fiscal year	6,445	5,056
Increase	3,541	4,597
Write-offs	(4,362)	(3,208)

Balance – End of fiscal year	5,624	6,445
Liquidity risk
The Company is exposed to the risk of being unable to honor its financial commitments by the deadlines set, under the terms of such commitments and at a reasonable price. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities.
As at March 31, 2026 and 2025, the maturity analysis of financial liabilities represented the following:
2026

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	80,592	—	—	80,592
Other long-term liabilities	—	1,390	—	1,390
2025

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	73,075	—	—	73,075
Other long-term liabilities	—	562	—	562
For the maturity analysis of lease liabilities, see note 12. Details of contractual commitments are included in note 22.
The Company has $453,906 of cash and cash equivalents as well as a credit facility available as at March 31, 2026, demonstrating its liquidity and its ability to cover upcoming financial liabilities.
The Company can be required to hold a defined amount of cash as collateral under the terms of certain lease agreements and as a guarantee for other obligations. Cash deposits held by the Company that have restrictions governing their use are classified as restricted cash, current or long-term, based on the remaining length of the restriction.
Foreign exchange risk
The main currencies which expose the Company to foreign exchange risk due to financial instruments denominated in foreign currencies are the Canadian dollar, the Euro, the Australian dollar, the British pound sterling and the New Zealand dollar. The following table provides a summary of the Company's foreign exchange exposures, after taking into account relevant foreign exchange forward contracts, expressed in thousands of US dollars:

2026	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	1,872	4,902	3,689	1,753	2,034	1,613	15,863
Trade and other receivables	14,512	5,952	219	3,118	930	944	25,675
Merchant cash advances	14,445	21,566	12,022	9,907	1,096	3,750	62,786
Contract assets	2,981	10,229	4,368	6,256	—	1,544	25,378
Accounts payable and accrued liabilities	(12,608)	(17,601)	(3,866)	(5,485)	(2,351)	(4,046)	(45,957)
Other long-term liabilities	(262)	(340)	(593)	(133)	—	(9)	(1,337)
Lease liabilities	(7,181)	(6,058)	(1,467)	(4,354)	(950)	(36)	(20,046)

Net financial position exposure	13,759	18,650	14,372	11,062	759	3,760	62,362

2025	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,600	10,019	3,244	2,759	2,151	1,469	23,242
Trade and other receivables	17,333	4,615	723	1,468	356	279	24,774
Merchant cash advances	14,359	14,291	12,921	7,671	1,348	—	50,590
Contract assets	3,758	6,340	5,876	2,452	1	1,483	19,910
Accounts payable and accrued liabilities	(10,218)	(12,383)	(3,573)	(613)	(2,771)	(3,135)	(32,693)
Other long-term liabilities	(192)	(207)	(41)	(97)	—	(3)	(540)
Lease liabilities	(8,739)	(3,306)	(1,046)	(1,957)	(1,218)	(63)	(16,329)

Net financial position exposure	19,901	19,369	18,104	11,683	(133)	30	68,954
The table below shows the immediate change in loss before income taxes of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure for the fiscal years ended March 31, 2026 and 2025. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	AUD	GBP	NZD	Other
	$	$	$	$	$	$

2026	(404)	413	417	(63)	(124)	(151)
2025	(211)	369	279	(58)	(137)	(105)
Foreign exchange forward contracts
The Company's policy is to mitigate its exposure to foreign exchange risk by entering into derivative instruments. The Company has hedged some of its foreign currency exchange risk. The Company has entered into multiple foreign exchange forward contracts. The Company's currency pair used for cash flow hedges is US dollar / Canadian dollar. The Company does not use derivative instruments for speculative purposes. The Company's hedging program does not mitigate the impact of foreign currency fluctuations on its revenue.
Cash flow hedges
The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program the Company has entered into foreign exchange forward contracts and designated those hedges as cash flow hedges.
The notional principal of the foreign exchange contracts was $97,500 CAD as at March 31, 2026 (2025 - $113,750 CAD).
Hedging reserve

	2026	2025
	$	$

Balance - Beginning of fiscal year	(2,496)	189
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	2,154	(4,746)
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	104	1,993
Deferred income tax recovery	—	68

Balance - End of fiscal year	(238)	(2,496)
No hedge ineffectiveness was recorded during the fiscal year ended March 31, 2026.
All hedging relationships have been maintained as at March 31, 2026. No balance in the hedging reserve relates to hedging relationships for which hedged accounting is no longer applied.
Interest rate risk
Interest rate risk is the risk that changes in interest rates will have a negative impact on earnings and cash flows. Certain of the Company’s cash earns interest. The Company’s trade and other receivables, accounts payable and accrued liabilities do not bear interest. The Company is not exposed to material interest rate risk.
Share price risk
Accrued payroll taxes on share-based compensation (social costs) are payroll taxes associated with share-based compensation that the Company is subject to in various countries in which it operates. Social costs are accrued at each reporting period based on inputs including, but not limited to, the number of stock options and share awards outstanding, the vesting of the stock options and share awards, the exercise price, and the Company’s share price. Changes in the accrual are recognized in direct cost of revenues and operating expenses. An increase in share price will increase the accrual for social costs, and a decrease in share price will result in a decrease in the accrual for social costs, all other things being equal, including the number of stock options and share awards outstanding and exercise price remaining constant.